Plant, Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Plant, Property and Equipment, Net [Abstract]
Schedule of Plants, Property and Equipment, Stated at Cost Less Accumulated Depreciation	Plant, property and equipment, stated at cost less accumulated depreciation, consisted of the following:
	As of December 31,
	2022	2021
Building	$4,656,184	$3,061,496
Machines	16,341,419	-
Vehicles	332,113	106,266
Electronic equipment	587,131	100,148
Furniture, fixtures and equipment	139,650	82,104
Leasehold improvements	405,141	442,563
Subtotal	22,461,638	3,792,577
Construction in progress	20,135,220	-
Less: accumulated depreciation	(1,128,475)	(441,256)
Plant, property and equipment, net	$41,468,383	$3,351,321